Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Balance Sheet Information Related to Leases
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
Operating lease	2021	2022
Land use rights, net	—	393,561
Right-of-use assets, net	1,561,175	1,954,618

Total operating lease assets	1,561,175	2,348,179

Operating lease liabilities - current	373,488	490,811
Operating lease liabilities - non current	1,189,754	1,854,576

Total operating lease liabilities	1,563,242	2,345,387

	As of December 31,
Finance lease	2021	2022
Property, plant and equipment, at cost	—	1,001,820
Accumulated depreciation	—	(25,046)

Property, plant and equipment, net	—	976,774

Finance lease liabilities - current	—	128,279
Finance lease liabilities - non current	—	797,743

Total finance lease liabilities	—	926,022

Summary of Components of Operating Lease Expense
The components of lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2020	2021	2022
Operating lease expense:
Operating lease expense	125,867	340,744	595,032
Short-term lease expense	30,201	102,901	265,800

Total operating lease expenses	156,068	443,645	860,832

Finance lease expense:
Amortization expense	—	—	25,046
Interest expense	—	—	22,846

Total finance lease expenses	—	—	47,892

Total lease expenses	156,068	443,645	908,724

Schedule of Other Information Related to Operating Leases
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	4.0 years	5.3 years	5.1 years
Finance leases	—	—	6.6 years
Land use rights	—	—	49.5 years
Weighted-average discount rate
Operating leases	4.43%	4.71%	4.78%
Finance leases	—	—	4.90%
Land use rights	—	—	4.90%

Summary of Cash Flow Information Related to Leases
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	132,440	289,456	486,260
Operating cash outflows from finance leases (interest payments)	—	—	22,846
Financing cash outflows from finance leases	—	—	15,355
Leased assets obtained in exchange for operating lease liabilities	130,560	1,329,021	1,162,151
Leased assets obtained in exchange for finance lease liabilities	—	—	1,001,820

Summary of Maturities of The Group's Operating Lease Liabilities
As of December 31, 2022, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31,
	2022
	Finance Lease	Operating Lease
Within 1 year	184,626	593,383
Between 1 and 2 years	59,371	425,187
Between 2 and 3 years	31,767	322,100
Between 3 and 4 years	31,767	291,060
Between 4 and 5 years	34,835	210,323
Thereafter	857,722	930,901

Total minimum lease payments	1,200,088	2,772,954
Less: Interest	(274,066)	(427,567)

Present value of lease obligations	926,022	2,345,387
Less: Current portion	(128,279)	(490,811)

Non - current portion of lease obligations	797,743	1,854,576